Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenue:
Product sales, net	$ 21,978	$ 14,543	$ 19,394	$ 12,816
License fees and consulting revenue	756	242	392	314
Grant revenue	436	653	765	814
Total revenue	23,170	15,438	20,551	13,944
Costs and operating expenses:
Cost of product sales	15,058	14,392	19,718	13,153
Research and development expenses	55,949	33,443	60,624	24,463
Selling, general, and administrative expenses	33,795	15,694	25,956	27,036
Total costs and operating expenses	104,802	63,529	106,298	64,652
Operating loss	(81,632)	(48,091)	(85,747)	(50,708)
Interest expense	6,010	8	1,891	1
Loss on derivative liability	15,411		533
Loss before income tax benefit	(103,053)	(48,099)	(88,171)	(50,709)
Income tax benefit	(52)	(294)	(265)	(54)
Net loss	(103,001)	(47,805)	(87,906)	(50,655)
Less: net loss attributable to non-controlling interests	(114)	(144)	(191)	(55)
Net loss attributable to Athenex, Inc.	(102,887)	(47,661)	(87,715)	(50,600)
Unrealized gain (loss) on investment, net of income taxes	(30)	62	(33)	91
Foreign currency translation adjustment, net of income taxes	922	(477)	(1,048)	(397)
Comprehensive loss	$ (101,995)	$ (48,076)	$ (88,796)	$ (50,906)
Net loss per share attributable to Athenex, Inc. common stockholders, basic and diluted	$ (2.18)	$ (1.20)	$ (2.19)	$ (1.50)
Weighted-average shares used in computing net loss per share attributable to Athenex, Inc. common stockholders, basic and diluted	47,238,452	39,464,530	40,120,908	33,765,751